LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases Disclosure [Abstract]
Summary of Movement in Right-of-use Assets and Lease Liabilities
The movements in 2025 and 2024 were as follows:

Right-of-use assets	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2024	1,309	73	1,382
Additions	334	24	358
Disposals	(82)	(21)	(103)
Depreciation of right-of-use assets	(197)	(16)	(213)
Impairment charges included within restructuring costs	(1)	—	(1)
Exchange adjustments	(35)	(3)	(38)
31 December 2024	1,328	57	1,385
Additions	187	12	199
Disposals	(42)	(4)	(46)
Depreciation of right-of-use assets	(186)	(15)	(201)
Impairment charges included within restructuring costs	(28)	—	(28)
Exchange adjustments	5	3	8
31 December 2025	1,264	53	1,317
The movements in 2025 and 2024 were as follows:

Lease liabilities	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2024	2,078	76	2,154
Additions	291	16	307
Interest expense related to lease liabilities	95	3	98
Disposals	(105)	(21)	(126)
Repayment of lease liabilities (including interest)	(359)	(18)	(377)
Exchange adjustments	(33)	(3)	(36)
31 December 2024	1,967	53	2,020
Additions	180	12	192
Interest expense related to lease liabilities	96	2	98
Disposals	(56)	(3)	(59)
Repayment of lease liabilities (including interest)	(321)	(16)	(337)
Exchange adjustments	(21)	3	(18)
31 December 2025	1,845	51	1,896

Summary of Lease Expense Charged to Operating Profit and Amounts Charged to Finance Costs
The following table shows the breakdown of the lease expense between amounts charged to operating profit and amounts charged to finance costs:

	2025	2024	2023
	£m	£m	£m
Depreciation of right-of-use assets:
Land and buildings	(186)	(197)	(236)
Plant and machinery	(15)	(16)	(21)
Impairment charges	(28)	(1)	(129)
Short-term lease expense	(16)	(21)	(22)
Low-value lease expense	(2)	(2)	(3)
Variable lease expense	(39)	(48)	(45)
Sublease income	20	20	17
Charge to operating profit	(266)	(265)	(439)
Interest expense related to lease liabilities	(98)	(98)	(106)
Charge to profit before taxation for leases	(364)	(363)	(545)

Summary of Disclosure of Maturity of Lease Liabilities
The maturity of lease liabilities at 31 December 2025 and 2024 were as follows:

	2025	2024
	£m	£m
Within one year	325	353
Between one and two years	294	307
Between two and three years	265	281
Between three and four years	241	256
Between four and five years	202	235
Over five years	1,124	1,260
	2,451	2,692
Effect of discounting	(555)	(672)
Lease liability at end of year	1,896	2,020
Short-term lease liability	223	240
Long-term lease liability	1,673	1,780